Short-term debt (Narrative) (Details)			12 Months Ended
	Dec. 11, 2019 USD ($)	Aug. 02, 2019 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018 USD ($)
Line of Credit Facility [Line Items]
Short-term debt			$ 13,296,000				$ 356,000
Debt to EBITDA ratio (greater than)			3.0
Ratio of net indebtedness to EBITDA			3.77	3.83	3.76	3.83
CDI | Banco Bradesco S.A.
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate (as a percent)			0.67%
CDI | Banco de la Ciudad de Buenos Aires
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate (as a percent)			54.00%
Short-term bank loans
Line of Credit Facility [Line Items]
Short-term debt			$ 10,794,000				0
Short-term bank loans | Banco Bradesco S.A.
Line of Credit Facility [Line Items]
Short-term debt			7,454,000
Short-term bank loans | Banco de la Ciudad de Buenos Aires
Line of Credit Facility [Line Items]
Short-term debt			3,340,000
Revolving Credit Facility
Line of Credit Facility [Line Items]
Short-term debt			$ 2,500,000				$ 0
Ratio of net indebtedness to EBITDA			1.66
Revolving Credit Facility | BOFA
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing amount		$ 25,000,000
Revolving Credit Facility | JPMorgan
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing amount	$ 25,000,000
Revolving Credit Facility | LIBOR | BOFA
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate (as a percent)		2.40%
Revolving Credit Facility | LIBOR | JPMorgan
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate (as a percent)	2.25%
ADBV | Revolving Credit Facility
Line of Credit Facility [Line Items]
Ratio of net indebtedness to EBITDA			0.95